Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	Cohen & Steers Institutional Global Realty Shares, Inc.
Central Index Key	0001361755
Amendment Flag	false
Document Creation Date	Jul. 03, 2012
Document Effective Date	Jul. 03, 2012
Prospectus Date	May 01, 2012